Equity Incentive Plans (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plans
Option term					10 years		10 years
Shares available to award		707,250	476,381		476,381		707,250	157,321	397,519
Percentage of number of shares added each year		5.00%					5.00%
Options granted							$ 1.95	$ 0.44
Aggregate Intrinsic Value		$ 1,163,000					$ 1,163,000	$ 505,000	$ 496,000
Fair value of restricted stock awards vested							$ 17,000	0
Vesting period					4 years		4 years
Vesting percentage							25.00%
Stock-based compensation			$ 113,000	$ 23,000	$ 286,000	$ 41,000	$ 57,000	78,000
Total unrecognized compensation costs		690,000					$ 690,000
Weighted-average amortization period							3 years 6 months
Company estimated the fair value of share-based payment awards							Black-Scholes options valuation model
Income tax benefits relating to stock-based compensation expenses							$ 0
Tax benefits from exercised stock options							$ 0
Share-based Payment Arrangement, Employee
Equity Incentive Plans
Percentage of voting power					10.00%		10.00%
Exercise price on percentage of fair market value per share on the date of grant					110.00%		110.00%
Share-based Payment Arrangement, Nonemployee
Equity Incentive Plans
Exercise price on percentage of fair market value per share on the date of grant					100.00%		100.00%
Incentive Stock Option
Equity Incentive Plans
Option term					5 years		5 years
Employee Stock Option
Equity Incentive Plans
Aggregate Intrinsic Value		$ 523,000					$ 523,000	$ 1,000
2021 Plan
Equity Incentive Plans
Additional number of shares authorized	485,761						937,500
Shares available to award		707,250	476,381		476,381		707,250
Percentage of voting power					10.00%		10.00%